Segment Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 476,659	$ 313,564	$ 338,160
ROW (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	171,848	96,718	89,206
ROW (Segment) [Member] | One major customer [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 56,579	$ 33,494	$ 23,118
Percentage of entity's revenue from major customer	11.87%	10.68%	6.84%